FINANCE RECEIVABLES (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Credit quality and accrued interest on financial receivable
Installment not received on which interest accrual is suspended, period	90 days
Period for which interest due exceeds interest charges on which interest accrual is suspended	60 days
Period during which principal or interest is not received for nonperforming loans	90 days
Percentage of contractual payment not received for 30 days after last full payment	95.00%
Contracted payment not received after the last full payment, period	30 days
Number of days past due for loan to be considered impaired	180 days
Finance receivables greater than 90 days past due accruing interest	$ 0	$ 0
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	9,232,043	7,376,775
Finance receivables	364,197,688	396,803,008
Non-performing (90 days delinquent)
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	878,576	644,390
Percentage of non-performing loans interest receivable to total accrued interest receivable	9.50%	8.70%
Finance receivables	12,320,526	11,308,424
Non-performing loans as a percent of gross balance	3.38%	2.85%
Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	351,877,162	385,494,584
Military loans
Accrued interest receivable for nonperforming loans
Finance receivables	348,544,188	369,361,165
Military loans | Non-performing (90 days delinquent)
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	846,622	631,330
Percentage of non-performing loans interest receivable to total accrued interest receivable	9.20%	8.60%
Finance receivables	11,223,011	10,253,321
Non-performing loans as a percent of gross balance	3.22%	2.78%
Military loans | Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	337,321,177	359,107,844
Retail installment contracts
Accrued interest receivable for nonperforming loans
Finance receivables	15,653,500	27,441,843
Retail installment contracts | Non-performing (90 days delinquent)
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	31,954	13,060
Percentage of non-performing loans interest receivable to total accrued interest receivable	0.30%	0.20%
Finance receivables	1,097,515	1,055,103
Non-performing loans as a percent of gross balance	7.01%	3.84%
Retail installment contracts | Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	$ 14,555,985	$ 26,386,740